GAIN ON SETTLEMENT OF DEBT (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended	23 Months Ended
	Aug. 28, 2020	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Dec. 31, 2021	Jan. 31, 2020
Affiliate, Collateralized Security [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 49,317	$ 0	$ 963,366	$ 2,172,646
Short-term Debt, Description			the gain on settlement of debt of $2,172,646 consisted of a gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.	the gain on settlement of debt of $963,366 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $109,914 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt.		If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price is less than $0.01 at any time, the Principal Amount of the Note shall increase by ten thousand dollars ($10,000). In addition, the Conversion price shall be permanently redefined to equal the lesser of (a) $0.001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.	If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.
Gain from settlement of convertible notes				$ 853,452	1,070,035
Gain that resulted from settlement of accounts payable				96,699
Derivative Liability		792,218	$ 109,914	792,218	109,914
Interest Payable		175,422	22,076	175,422	22,076
Short term, debt		1,500,473	$ 1,500,473	1,500,473	$ 1,500,473	$ 716,142		$ 609,491
Conversion of Stock, Shares Issued	1,200,000
Convertible Notes Payable						$ 24,803		$ 752,409
Series C Preferred Stock [Member]
Affiliate, Collateralized Security [Line Items]
Conversion of Stock, Amount Issued				$ 2,181,751
Conversion of Stock, Shares Issued				250
Convertible Notes Payable		$ 9,105		$ 9,105